Shareholder Report, Line Graph (Details) - USD ($)				2 Months Ended		3 Months Ended	5 Months Ended		6 Months Ended	8 Months Ended		9 Months Ended	11 Months Ended		12 Months Ended	14 Months Ended		15 Months Ended	17 Months Ended		18 Months Ended	20 Months Ended		21 Months Ended	23 Months Ended		24 Months Ended	26 Months Ended		27 Months Ended	29 Months Ended		30 Months Ended	32 Months Ended		33 Months Ended	35 Months Ended		36 Months Ended	38 Months Ended		39 Months Ended	41 Months Ended		42 Months Ended	44 Months Ended		45 Months Ended	47 Months Ended		48 Months Ended	50 Months Ended		51 Months Ended	53 Months Ended		54 Months Ended	56 Months Ended		57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	65 Months Ended	66 Months Ended	68 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	77 Months Ended	78 Months Ended	80 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	86 Months Ended	87 Months Ended	89 Months Ended	90 Months Ended	92 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	98 Months Ended	99 Months Ended	101 Months Ended	102 Months Ended	104 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Feb. 22, 2021	Mar. 06, 2017	Oct. 31, 2015	Apr. 30, 2021	Apr. 30, 2017	Jan. 31, 2016	Jul. 31, 2021	Jul. 31, 2017	Apr. 30, 2016	Oct. 31, 2021	Oct. 31, 2017	Jul. 31, 2016	Jan. 31, 2022	Jan. 31, 2018	Oct. 31, 2016	Apr. 30, 2022	Apr. 30, 2018	Jan. 31, 2017	Jul. 31, 2022	Jul. 31, 2018	Apr. 30, 2017	Oct. 31, 2022	Oct. 31, 2018	Jul. 31, 2017	Jan. 31, 2023	Jan. 31, 2019	Oct. 31, 2017	Apr. 30, 2023	Apr. 30, 2019	Jan. 31, 2018	Jul. 31, 2023	Jul. 31, 2019	Apr. 30, 2018	Oct. 31, 2023	Oct. 31, 2019	Jul. 31, 2018	Jan. 31, 2024	Jan. 31, 2020	Oct. 31, 2018	Apr. 30, 2024	Apr. 30, 2020	Jan. 31, 2019	Jul. 31, 2024	Jul. 31, 2020	Apr. 30, 2019	Oct. 31, 2024	Oct. 31, 2020	Jul. 31, 2019	Jan. 31, 2025	Jan. 31, 2021	Oct. 31, 2019	Apr. 30, 2025	Apr. 30, 2021	Jan. 31, 2020	Jul. 31, 2025	Jul. 31, 2021	Apr. 30, 2020	Oct. 31, 2025	Oct. 31, 2021	Jul. 31, 2020	Jan. 31, 2022	Oct. 31, 2020	Apr. 30, 2022	Jan. 31, 2021	Jul. 31, 2022	Apr. 30, 2021	Oct. 31, 2022	Jul. 31, 2021	Jan. 31, 2023	Oct. 31, 2021	Apr. 30, 2023	Jan. 31, 2022	Jul. 31, 2023	Apr. 30, 2022	Oct. 31, 2023	Jul. 31, 2022	Jan. 31, 2024	Oct. 31, 2022	Apr. 30, 2024	Jan. 31, 2023	Jul. 31, 2024	Apr. 30, 2023	Oct. 31, 2024	Jul. 31, 2023	Jan. 31, 2025	Oct. 31, 2023	Apr. 30, 2025	Jan. 31, 2024	Jul. 31, 2025	Apr. 30, 2024	Oct. 31, 2025	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025
C000051889
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 8,340			$ 9,667			$ 9,716			$ 9,558			$ 9,992			$ 10,389			$ 11,023			$ 10,836			$ 12,713			$ 12,839			$ 12,172			$ 10,762			$ 11,825			$ 12,467			$ 11,787			$ 11,106			$ 11,317			$ 8,672			$ 9,408		$ 9,967		$ 11,641		$ 13,188		$ 13,595		$ 14,804		$ 15,782		$ 16,320		$ 15,089		$ 14,070		$ 14,421		$ 14,550		$ 15,527		$ 13,832		$ 15,369		$ 15,693		$ 16,473	$ 16,856	$ 16,981	$ 17,559	$ 18,796	$ 20,290
C000184321
Account Value [Line Items]
Accumulated Value		$ 500,000			$ 512,225			$ 543,399			$ 534,230			$ 627,381			$ 633,593			$ 600,671			$ 531,721			$ 584,281			$ 616,035			$ 583,010			$ 549,986			$ 560,434			$ 429,599			$ 466,691			$ 494,342			$ 578,491			$ 654,974			$ 675,834			$ 736,325		$ 785,484		$ 813,537		$ 752,522		$ 702,026		$ 719,931		$ 727,102		$ 775,862		$ 691,249		$ 768,476		$ 785,390		$ 825,101		$ 844,221		$ 850,724		$ 880,531		$ 943,369		$ 1,019,096
C000225812
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,755			$ 11,121			$ 12,151			$ 13,004			$ 13,494			$ 12,515			$ 11,710			$ 12,049			$ 12,193			$ 13,038			$ 11,651			$ 13,001			$ 13,314			$ 14,028			$ 14,403			$ 14,541			$ 15,096			$ 16,206			$ 17,566
MSCI Arabian Markets & Africa IMI Index Net
Account Value [Line Items]
Accumulated Value			10,000			8,202			9,893			10,012			9,760			10,260			10,547			11,024			10,870			12,563			12,334			12,004			10,549			11,838			12,331			11,957			11,176			11,515			9,138			10,051		10,363		12,087		13,598		13,978		14,644		15,431		16,714		14,840		14,070		14,079		14,119		14,684		13,068		14,479		14,543		15,280	15,749	16,124	16,558	17,465	18,944
MSCI Arabian Markets & Africa IMI Index Net
Account Value [Line Items]
Accumulated Value		500,000			505,041			527,909			520,549			601,580			590,620			574,851			505,154			566,894			590,473			572,572			535,166			551,401			437,575			481,305			496,239			578,817			651,146			669,360			701,276		738,947		800,366		710,632		673,776		674,208		676,094		703,144		625,776		693,345		696,401		731,702		754,147		772,106		792,903		836,318		907,165
MSCI Arabian Markets & Africa IMI Index Net
Account Value [Line Items]
Accumulated Value	10,000			10,793			11,095			11,624			12,248			13,266			11,779			11,168			11,175			11,206			11,655			10,372			11,492			11,543			12,128			12,500			12,798			13,142			13,862			15,036
MSCI Arabian Markets & Africa 10/40 Investable Market Index Net
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 8,204			$ 9,896			$ 10,019			$ 9,744			$ 10,280			$ 10,525			$ 10,948			$ 10,718			$ 12,386			$ 12,283			$ 11,927			$ 10,607			$ 11,813			$ 12,245			$ 11,881			$ 11,162			$ 11,488			$ 9,083			$ 9,982		$ 10,294		$ 12,016		$ 13,594		$ 14,042		$ 14,743		$ 15,544		$ 16,831		$ 14,955		$ 14,179		$ 14,189		$ 14,228		$ 14,797		$ 13,169		$ 14,591		$ 14,651		$ 15,394	$ 15,866	$ 16,244	$ 16,695	$ 17,622	$ 19,115
MSCI Arabian Markets & Africa 10/40 Investable Market Index Net
Account Value [Line Items]
Accumulated Value		$ 500,000			$ 503,128			$ 523,359			$ 512,394			$ 592,124			$ 587,200			$ 570,167			$ 507,068			$ 564,739			$ 585,371			$ 567,970			$ 533,601			$ 549,195			$ 434,228			$ 477,203			$ 492,126			$ 574,423			$ 649,877			$ 671,265			$ 704,780		$ 743,086		$ 804,601		$ 714,926		$ 677,834		$ 678,293		$ 680,195		$ 707,372		$ 629,532		$ 697,509		$ 700,401		$ 735,900		$ 758,489		$ 776,554		$ 798,108		$ 842,429		$ 913,794
MSCI Arabian Markets & Africa 10/40 Investable Market Index Net
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,883			$ 11,241			$ 11,802			$ 12,444			$ 13,474			$ 11,972			$ 11,351			$ 11,359			$ 11,391			$ 11,846			$ 10,542			$ 11,680			$ 11,729			$ 12,323			$ 12,702			$ 13,004			$ 13,365			$ 14,107			$ 15,302